Property, Plant and Equipment, Net (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning Balance	₪ 2,100		₪ 1,757
Cost, Additions during the year	652		345
Cost, Deductions during the year			(2)
Cost, Ending Balance	2,752		2,100
Accumulated Depreciation, Beginning Balance	756		384
Accumulated Depreciation, Additions during the year:	452		372
Accumulated Depreciation, Ending Balance	1,208		756
Depreciated cost	1,544		1,344
Depreciated cost (convenience translation into U.S. dollars (Note 2d)) | $		$ 412		$ 388
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning Balance	1,250		1,006
Cost, Additions during the year	527		244
Cost, Deductions during the year
Cost, Ending Balance	1,777		1,250
Accumulated Depreciation, Beginning Balance	302		140
Accumulated Depreciation, Additions during the year:	234		162
Accumulated Depreciation, Ending Balance	536		302
Depreciated cost	1,241		948
Depreciated cost (convenience translation into U.S. dollars (Note 2d)) | $		331		274
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning Balance	384		372
Cost, Additions during the year	12		12
Cost, Deductions during the year
Cost, Ending Balance	396		384
Accumulated Depreciation, Beginning Balance	241		116
Accumulated Depreciation, Additions during the year:	125		125
Accumulated Depreciation, Ending Balance	366		241
Depreciated cost	30		143
Depreciated cost (convenience translation into U.S. dollars (Note 2d)) | $		8		41
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning Balance	171		147
Cost, Additions during the year	49		24
Cost, Deductions during the year
Cost, Ending Balance	220		171
Accumulated Depreciation, Beginning Balance	31		18
Accumulated Depreciation, Additions during the year:	14		13
Accumulated Depreciation, Ending Balance	45		31
Depreciated cost	175		140
Depreciated cost (convenience translation into U.S. dollars (Note 2d)) | $		46		40
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost, Beginning Balance	295		232
Cost, Additions during the year	64		65
Cost, Deductions during the year			(2)
Cost, Ending Balance	359		295
Accumulated Depreciation, Beginning Balance	182		110
Accumulated Depreciation, Additions during the year:	79		72
Accumulated Depreciation, Ending Balance	261		182
Depreciated cost	₪ 98		₪ 113
Depreciated cost (convenience translation into U.S. dollars (Note 2d)) | $		$ 27		$ 33